UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22621

Cohen & Steers Real Assets Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCK 60.5%
AUSTRALIA 2.9%
AIRPORTS 0.3%
Sydney Airport	79,340	$290,884

MATERIALS—METALS & MINING 0.4%
Newcrest Mining Ltd.	6,900	75,313
Rio Tinto Ltd.	4,900	282,227
		357,540
PIPELINES—C-CORP 0.2%
APA Group	44,832	249,688

REAL ESTATE 2.0%
DIVERSIFIED 0.8%
Cromwell Property Group	394,032	358,403
Mirvac Group	264,469	429,298
		787,701
OFFICE 0.1%
Commonwealth Property Office Fund	146,355	155,649

RETAIL 1.1%
CFS Retail Property Trust	97,038	181,054
Charter Hall Retail REIT	78,301	274,657
Federation Centres Ltd.	194,759	414,255
Westfield Group	16,655	171,067
		1,041,033
TOTAL REAL ESTATE		1,984,383
TOTAL AUSTRALIA		2,882,495

BRAZIL 1.3%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.5%
BRF SA, ADR (USD)	20,800	510,224

ELECTRIC—INTEGRATED ELECTRIC 0.3%
Light SA	35,518	303,369

MATERIALS—METALS & MINING 0.4%
Gerdau SA, ADR (USD)	25,100	187,246
Vale SA, ADR (USD)	12,500	195,125
		382,371
REAL ESTATE—RETAIL 0.1%
BR Malls Participacoes SA	12,253	111,124
TOTAL BRAZIL		1,307,088

	Number of Shares	Value
CANADA 5.7%
ENERGY—OIL & GAS 0.2%
Canadian Natural Resources Ltd.	6,700	$210,552

GOLD 2.3%
Central GoldTrust (USD)(a)	26,400	1,219,152
Sprott Physical Gold Trust ETF (USD)(a)	97,500	1,073,475
		2,292,627
MARINE PORTS 0.3%
Westshore Terminals Investment Corp.	9,733	292,732

MATERIALS 1.4%
CHEMICALS 0.8%
Potash Corp. of Saskatchewan (USD)	23,500	735,080

METALS & MINING 0.6%
Barrick Gold Corp. (USD)	17,800	331,436
Goldcorp (USD)	10,423	271,102
		602,538
TOTAL MATERIALS		1,337,618

PIPELINES—C-CORP 1.2%
AltaGas Ltd.	8,764	311,490
Enbridge	19,392	809,906
		1,121,396
REAL ESTATE—OFFICE 0.3%
Allied Properties Real Estate Investment Trust	9,773	307,977
TOTAL CANADA		5,562,902

CHINA 0.6%
GAS DISTRIBUTION 0.3%
Towngas China Co., Ltd. (Cayman Islands) (HKD)	305,000	277,240

WATER 0.3%
China Water Affairs Group Ltd. (HKD)	794,000	300,979
TOTAL CHINA		578,219

COLUMBIA 0.1%
ENERGY—OIL & GAS STORAGE & TRANSPORTATION
Ecopetrol SA, ADR (USD)	2,200	101,200

	Number of Shares	Value
FRANCE 1.3%
AIRPORTS 0.5%
Aeroports de Paris	4,521	$473,335

REAL ESTATE 0.8%
DIVERSIFIED 0.2%
Fonciere des Regions	3,120	258,783

RETAIL 0.6%
Klepierre	5,915	256,468
Unibail-Rodamco	1,235	306,419
		562,887
TOTAL REAL ESTATE		821,670
TOTAL FRANCE		1,295,005

GERMANY 0.4%
REAL ESTATE—RESIDENTIAL
Deutsche Wohnen AG	20,407	365,111

HONG KONG 2.2%
ENERGY—OIL & GAS 0.2%
CNOOC Ltd.	96,000	195,320

GAS DISTRIBUTION 0.4%
Hong Kong and China Gas Co., Ltd.	161,000	385,691

REAL ESTATE 1.6%
DIVERSIFIED 1.0%
Sun Hung Kai Properties Ltd.	44,397	602,195
Wharf Holdings Ltd.	41,000	354,975
		957,170
OFFICE 0.4%
Hongkong Land Holdings Ltd. (USD)	62,000	409,200

RESIDENTIAL 0.2%
China Overseas Land & Investment Ltd.	64,812	191,363
TOTAL REAL ESTATE		1,557,733
TOTAL HONG KONG		2,138,744

ITALY 0.9%
ENERGY—OIL & GAS 0.4%
Eni S.p.A.	15,770	361,619

GAS DISTRIBUTION 0.5%
Snam S.p.A.	109,323	553,729
TOTAL ITALY		915,348

	Number of Shares	Value
JAPAN 4.7%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.1%
Nippon Meat Packers	10,300	$147,225

GAS DISTRIBUTION 0.3%
Osaka Gas Co., Ltd.	78,000	331,695

INDUSTRIAL—MACHINERY 0.2%
Kubota Corp.	11,500	165,782

MATERIALS—METALS & MINING 0.3%
JFE Holdings	10,600	274,234

RAILWAYS 0.4%
Central Japan Railway Co.	2,800	358,350

REAL ESTATE 3.4%
DIVERSIFIED 2.5%
Activia Properties	28	242,413
Mitsubishi Estate Co., Ltd.	31,000	913,333
Mitsui Fudosan Co., Ltd.	17,000	569,866
Sumitomo Realty & Development Co., Ltd.	7,000	331,502
Tokyu Land Corp.(b)	35,000	362,302
		2,419,416
INDUSTRIAL 0.4%
Industrial & Infrastructure Fund Investment Corp.	14	132,886
Nippon Prologis REIT	32	319,365
		452,251
OFFICE 0.4%
Japan Excellent	36	234,030
Japan Prime Realty Investment Corp.	37	129,864
		363,894
RETAIL 0.1%
Japan Retail Fund Investment Corp.	50	102,854
TOTAL REAL ESTATE		3,338,415
TOTAL JAPAN		4,615,701

JERSEY 0.9%
MATERIALS—METALS & MINING
Glencore International PLC (GBP)	166,425	907,156

	Number of Shares	Value
LUXEMBOURG 0.1%
MATERIALS—METALS & MINING
ArcelorMittal SA	6,200	$85,219

MEXICO 0.6%
AIRPORTS 0.2%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,705	240,661

TOLL ROADS 0.4%
OHL Mexico SAB de CV(a)	132,848	349,640
TOTAL MEXICO		590,301

NETHERLANDS 0.5%
REAL ESTATE—RETAIL
Corio NV	7,782	335,260
Eurocommercial Properties NV	3,010	121,898
TOTAL NETHERLANDS		457,158

NORWAY 0.4%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.3%
Marine Harvest ASA	214,000	228,475

REAL ESTATE—OFFICE 0.1%
Norwegian Property ASA	82,358	108,884
TOTAL NORWAY		337,359

PHILIPPINES 0.3%
REAL ESTATE
DIVERSIFIED 0.1%
Ayala Land	211,400	132,307

RETAIL 0.2%
SM Prime Holdings	518,175	190,656
TOTAL PHILIPPINES		322,963

RUSSIA 0.6%
ENERGY—OIL & GAS 0.5%
Gazprom OAO, ADR	33,000	290,730
Lukoil OAO, ADR	2,900	183,860
		474,590
MATERIALS—METALS & MINING 0.1%
MMC Norilsk Nickel OJSC, ADR (USD)	7,400	106,782
TOTAL RUSSIA		581,372

	Number of Shares	Value
SINGAPORE 1.1%
CONSUMER STAPLES—FOOD PRODUCTS 0.4%
Golden Agri-Resources Ltd.	401,000	$166,211
Wilmar International Ltd.	104,000	262,787
		428,998
REAL ESTATE 0.7%
DIVERSIFIED 0.2%
Capitaland Ltd.	82,000	201,969

INDUSTRIALS 0.4%
Global Logistic Properties Ltd.	146,000	336,328

RETAIL 0.1%
Suntec Real Estate Investment Trust	90,000	117,293
TOTAL REAL ESTATE		655,590
TOTAL SINGAPORE		1,084,588

SOUTH AFRICA 0.1%
ENERGY—OIL & GAS
Sasol Ltd., ADR (USD)	2,200	105,138

SOUTH KOREA 0.2%
MATERIALS—METALS & MINING
POSCO	800	237,839

SPAIN 0.6%
TOLL ROADS
Abertis Infraestructuras SA	16,300	316,769
Ferrovial SA	15,684	281,989
TOTAL SPAIN		598,758

SWITZERLAND 0.7%
MATERIALS—CHEMICALS
Syngenta AG	1,700	694,399

UNITED KINGDOM 6.3%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.4%
Associated British Foods PLC	11,800	358,373

ELECTRIC—REGULATED ELECTRIC 0.7%
National Grid PLC	55,815	660,072

ENERGY 1.9%
INTEGRATED OIL & GAS 1.1%
BG Group PLC	9,500	181,556

	Number of Shares	Value
Royal Dutch Shell PLC	27,391	$946,508
		1,128,064
OIL & GAS 0.8%
BP PLC	107,100	750,927
TOTAL ENERGY		1,878,991

MATERIALS—METALS & MINING 1.5%
Anglo American PLC	15,900	390,741
Antofagasta PLC	13,400	177,560
BHP Billiton PLC	29,729	875,935
		1,444,236
REAL ESTATE 1.8%
DIVERSIFIED 1.0%
Hammerson PLC	39,008	316,382
Land Securities Group PLC	36,169	538,112
Londonmetric Property PLC	75,450	146,575
		1,001,069
INDUSTRIALS 0.2%
Segro PLC	43,956	220,597

OFFICE 0.4%
Derwent London PLC	10,493	402,425

SELF STORAGE 0.2%
Big Yellow Group PLC	25,352	180,587
TOTAL REAL ESTATE		1,804,678
TOTAL UNITED KINGDOM		6,146,350

UNITED STATES 28.0%
COMMUNICATIONS—TOWERS 1.6%
American Tower Corp.	9,286	688,371
Crown Castle International Corp.(a)	4,793	350,033
SBA Communications Corp., Class A(a)	6,181	497,323
		1,535,727
CONSUMER—NON-CYCLICAL 2.0%
AGRICULTURE 1.1%
Archer-Daniels-Midland Co.	8,000	294,720
Bunge Ltd.	10,020	760,618
		1,055,338

	Number of Shares	Value
FOOD PRODUCTS 0.9%
Ingredion	5,400	$357,318
Tyson Foods, Class A	17,900	506,212
		863,530
TOTAL CONSUMER—NON-CYCLICAL		1,918,868

ELECTRIC—REGULATED ELECTRIC 0.7%
CenterPoint Energy	15,859	380,140
PG&E Corp.	7,957	325,601
		705,741
ENERGY 3.6%
OIL & GAS 3.4%
Anadarko Petroleum Corp.	4,191	389,721
Chevron Corp.	9,503	1,154,615
CONSOL Energy	5,500	185,075
Continental Resources(a)	1,500	160,890
EOG Resources	1,800	304,704
Exxon Mobil Corp.	5,400	464,616
Marathon Petroleum Corp.	2,400	154,368
Occidental Petroleum Corp.	5,500	514,470
		3,328,459
OIL & GAS SERVICES 0.2%
Helmerich & Payne	2,700	186,165
TOTAL ENERGY		3,514,624

GAS DISTRIBUTION 1.0%
Atmos Energy Corp.	8,626	367,381
Sempra Energy	7,657	655,439
		1,022,820
GOLD 1.7%
iShares Gold Trust ETF(a)	130,000	1,675,700

INDUSTRIALS 0.5%
BUILDING PRODUCTS 0.2%
Eagle Materials	2,600	188,630

MACHINERY 0.3%
Deere & Co.	4,198	341,675
TOTAL INDUSTRIALS		530,305

	Number of Shares	Value
MATERIALS 1.5%
CHEMICALS 1.1%
CF Industries Holdings	1,700	$358,411
Monsanto Co.	6,900	720,153
		1,078,564
METALS & MINING 0.4%
Freeport-McMoRan Copper & Gold	6,100	201,788
Nucor Corp.	2,200	107,844
Silver Wheaton Corp.	3,800	94,126
		403,758
TOTAL MATERIALS		1,482,322

PIPELINES 2.8%
PIPELINES—C-CORP 1.3%
SemGroup Corp., Class A	12,916	736,470
Williams Cos. (The)	14,600	530,856
		1,267,326
PIPELINES—MLP 1.5%
Access Midstream Partners LP	7,703	372,132
Energy Transfer Equity LP	5,213	342,911
EQT Midstream Partners LP	8,488	417,864
NGL Energy Partners LP	8,764	270,282
PVR Partners LP	1,845	42,657
		1,445,846
TOTAL PIPELINES		2,713,172

REAL ESTATE 12.0%
DIVERSIFIED 1.4%
American Assets Trust	4,680	142,787
AmREIT	10,551	183,060
Cole Real Estate Investment	9,921	121,631
Cousins Properties	25,574	263,156
Duke Realty Corp.	12,321	190,236
Vornado Realty Trust	6,027	506,630
		1,407,500
HEALTH CARE 1.6%
Emeritus Corp.(a)	8,326	154,281
HCP	7,288	298,444
Health Care REIT	8,627	538,152

	Number of Shares	Value
Ventas	8,699	$534,988
		1,525,865
HOTEL 0.8%
Host Hotels & Resorts	14,275	252,239
Pebblebrook Hotel Trust	6,324	181,562
Strategic Hotels & Resorts Worldwide(a)	18,357	159,339
Sunstone Hotel Investors	10,074	128,343
		721,483
INDUSTRIALS 0.7%
Prologis	18,976	713,877

OFFICE 1.5%
Boston Properties	3,393	362,712
Corporate Office Properties Trust	13,887	320,790
Douglas Emmett	13,373	313,864
SL Green Realty Corp.	5,688	505,322
		1,502,688
OFFICE/INDUSTRIAL 0.2%
PS Business Parks	2,906	216,846

RESIDENTIAL 2.4%
APARTMENT 1.8%
Education Realty Trust	20,166	183,511
Equity Residential	12,879	689,928
Essex Property Trust	2,332	344,436
UDR	25,246	598,330
		1,816,205
MANUFACTURED HOME 0.6%
Sun Communities	2,796	119,166
TRI Pointe Homes(a)	11,663	171,213
UCP, Class A(a)	17,548	260,412
		550,791
TOTAL RESIDENTIAL		2,366,996

SELF STORAGE 0.7%
CubeSmart	13,687	244,176
Sovran Self Storage	5,957	450,826
		695,002

	Number of Shares	Value
SHOPPING CENTERS 2.7%
COMMUNITY CENTER 1.1%
Kimco Realty Corp.	14,866	$299,996
Ramco-Gershenson Properties Trust	11,856	182,701
Regency Centers Corp.	7,247	350,392
Weingarten Realty Investors	7,583	222,409
		1,055,498
REGIONAL MALL 1.6%
Glimcher Realty Trust	28,027	273,263
Simon Property Group	8,716	1,291,973
		1,565,236
TOTAL SHOPPING CENTERS		2,620,734
TOTAL REAL ESTATE		11,770,991

SHIPPING 0.2%
Teekay Corp. (Marshall Islands)	5,053	216,016

WATER 0.4%
American Water Works Co.	9,903	408,796
TOTAL UNITED STATES		27,495,082
TOTAL COMMON STOCK (Identified cost—$58,642,764)		59,405,495

PREFERRED SECURITIES—$25 PAR VALUE 4.2%
UNITED KINGDOM 0.5%
BANKS—FOREIGN
Barclays Bank PLC, 8.125%, Series V (USD)	20,000	508,800

UNITED STATES 3.7%
BANKS 0.8%
Citigroup Capital X, 6.10%, due 9/30/33	9,280	232,000
Countrywide Capital V, 7.00%, due 11/1/36	22,000	554,840
		786,840
ELECTRIC—INTEGRATED 1.9%
Entergy Texas, 7.875%, due 6/1/39	18,000	467,460
NextEra Energy Capital Holdings, 8.75%, due 3/1/69, Series F	18,000	464,940
Southern California Edison Co., 4.63%, Series D ($100 Par Value)(FRN)	9,031	917,211
		1,849,611

	Number of Shares	Value
INSURANCE 0.5%
Principal Financial Group, 5.563%, Series A ($100 Par Value)	4,600	$455,975

REAL ESTATE 0.0%
Forest City Enterprises, 7.375%, due 2/1/34	100	2,536

UTILITIES 0.5%
Dominion Resources, 8.375%, due 6/15/64, Series A	18,000	469,440
TOTAL UNITED STATES		3,564,402
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$4,097,164)		4,073,202

	Principal Amount
CORPORATE BONDS 5.4%
UNITED KINGDOM 0.5%
UTILITIES
National Grid PLC, 6.30%, due 8/1/16 (USD)	$400,000	454,399

UNITED STATES 4.9%
BANKS 1.6%
Ally Financial, 8.30%, due 2/12/15	300,000	324,000
Capital One Financial Corp., 6.15%, due 9/1/16	500,000	557,201
Citigroup, 5.00%, due 9/15/14	350,000	363,277
iStar Financial, 5.70%, due 3/1/14, Series B	350,000	356,125
TOTAL BANKS		1,600,603

REAL ESTATE 1.8%
DIVERSIFIED 1.2%
Duke Realty LP, 7.375%, due 2/15/15	500,000	539,864
ProLogis LP, 5.75%, due 4/1/16	567,000	624,185
		1,164,049
SHOPPING CENTER—COMMUNITY CENTER 0.6%
DDR Corp., 9.625%, due 3/15/16	500,000	593,369
TOTAL REAL ESTATE		1,757,418

TELECOMMUNICATION SERVICES 1.5%
Embarq Corp., 7.082%, due 6/1/16	400,000	450,203

		Principal Amount	Value
Verizon Communications, 1.782%, due 9/15/16, (FRN)		$1,000,000	$1,030,420
TOTAL TELECOMMUNICATION SERVICES			1,480,623
TOTAL UNITED STATES			4,838,644
TOTAL CORPORATE BONDS (Identified cost—$5,270,449)			5,293,043

		Number of Contracts
PURCHASED CALL OPTIONS—UNITED STATES 0.0%
Light Sweet Crude Oil, USD Strike Price 111, due 12/16/13		12,000	8,880
TOTAL PURCHASED CALL OPTIONS (Identified cost—$34,021)			8,880

		Number of Rights
RIGHTS—Spain 0.0%
Abertis Infraestructuras SA(a)		16,300	15,855
TOTAL RIGHTS (Identified cost—$13,534)			15,855

SHORT-TERM INVESTMENTS 29.6%
MONEY MARKET FUNDS 4.2%
State Street Institutional Treasury Money Market Fund, 0.06%(c)		4,139,967	4,139,967

		Principal Amount
U.S. TREASURY BILLS 25.4%
U.S. Treasury Bills, 0.00%, due 3/20/14		$10,200,000	10,198,980
U.S. Treasury Bills, 0.00%, due 10/24/13		6,000,000	5,999,923
U.S. Treasury Bills, 0.00%, due 11/14/13(d)		2,009,000	2,008,862
U.S. Treasury Bills, 0.00%, due 11/14/13		6,727,000	6,726,518
			24,934,283
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$29,073,776)			29,074,250

TOTAL INVESTMENTS (Identified cost—$97,131,708)	99.7%		97,870,725

OTHER ASSETS IN EXCESS OF LIABILITIES(e)	0.3		338,124

NET ASSETS	100.0%		$98,208,849

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
GBP	Great British Pound
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Non-income producing security.

(b)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.4% of the net assets of the Fund, all of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(c)     Rate quoted represents the seven-day yield of the Fund.

(d)    All or a portion of this security has been segregated and/or pledged as collateral for futures contracts. $2,008,862 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC

(e)     Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at September 30, 2013.

Futures contracts outstanding at September 30, 2013 were as follows:

Number of Contracts(a)	Description	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)

	Long Futures Outstanding:
15	Aluminum HG LME	$684,375	November 20, 2013	$17,287
43	Aluminum HG LME	1,992,512	January 15, 2014	27,853
3	Brent Crude Oil(b)	319,620	December 16, 2013	(12,758)
27	Coffee C	1,151,212	December 18, 2013	(58,358)
12	Copper LME	996,900	December 27, 2013	43,949
122	Corn	2,693,150	December 13, 2013	(222,051)
12	Cotton No. 2	521,880	March 7, 2014	16,709
6	Gas Oil	543,450	January 10, 2014	(6,466)
9	Gasoline RBOB	993,460	October 31, 2013	(14,469)
3	Gold	398,100	December 27, 2013	(11,320)
3	Lead LME	159,094	January 14, 2014	(45)
15	Lead LME	789,844	November 20, 2013	15,656
12	Light Sweet Crude Oil	1,147,440	June 20, 2014	5,211
24	Live Cattle	1,266,960	December 31, 2013	20,282
20	Natural Gas	788,800	October 29, 2014	(39,334)
68	Natural Gas	2,605,080	December 27, 2013	(104,183)
16	Nickel LME	1,336,560	November 20, 2013	4,915
18	NY Harbor USLD	2,246,454	October 31, 2013	(60,862)
24	Palladium	1,745,160	December 27, 2013	3,053
23	Platinum	1,624,260	January 29, 2014	(121,708)
9	Silver	976,860	December 27, 2013	87,046
6	Soybean	346,500	November 14, 2014	(190)
21	Soybean	1,346,887	November 14, 2013	(30,878)
9	Soybean Meal	364,860	December 13, 2013	18,603
24	Soybean Oil	596,160	January 14, 2014	(15,422)
106	Sugar 11	2,153,581	February 28, 2014	114,412
30	Wheat	1,017,750	December 13, 2013	36,412
18	Wheat	665,550	December 13, 2013	25,684
6	Zinc LME	285,488	November 20, 2013	8,422
24	Zinc LME	1,148,850	December 18, 2013	33,839
52	Zinc LME	2,503,475	January 15, 2014	57,711

	Short Futures Outstanding:
27	Aluminum HG LME	(1,321,819)	November 19, 2014	(17,788)
10	Aluminum HG LME	(463,375)	January 15, 2014	18,012
15	Coffee Robusta	(246,300)	November 29, 2013	16,608
3	Copper LME	(249,975)	March 27, 2014	(18,535)
54	Corn	(1,298,700)	December 12, 2014	61,969
12	Cotton No. 2	(523,260)	December 6, 2013	(16,380)
1	Lead LME	(52,656)	November 20, 2013	(2)
6	Lean Hogs	(207,900)	December 13, 2013	1,478
4	Nickel LME	(334,140)	November 20, 2013	5,873
50	Sugar 11	(1,020,880)	September 30, 2014	(24,467)
18	Zinc LME	(895,387)	November 19, 2014	(8,708)
1	Zinc LME	(48,144)	January 15, 2014	1,404
24	Zinc LME	(1,148,850)	December 18, 2013	45,239
				$(96,297)

(a) Represents positions held in the subsidiary.

(b) Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Commodity swaps are valued based on the values of underlying futures contracts, using the settlement price from the principal exchange on which the contract is traded.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of September 30, 2013, there were $10,642,843 of securities transferred between Level 1 and Level 2, which resulted from the Fund not utilizing foreign equity fair value pricing procedures as of September 30, 2013.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock - Japan	$362,302	$—	$362,302	$—
Common Stock - Other	59,043,193	59,043,193	—	—
Preferred Securities - $25 Par Value - United States	3,564,402	2,191,216	1,373,186	—
Preferred Securities - $25 Par Value - United Kingdom	508,800	508,800	—	—
Preferred Securities - Capital Securities	5,293,043	—	5,293,043	—
Purchased Call Options	8,880	8,880	—	—
Rights - Spain	15,855	15,855	—	—
Short-Term Instruments	29,074,250	—	29,074,250	—
Total Investments(a)	$97,870,725	$61,767,944	$36,102,781	$—
Futures Contracts	$687,627	$687,627	$—	$—
Total Appreciation in Other Financial Instruments(a)	$687,627	$687,627	$—	$—
Futures Contracts	$(783,924)	$(783,924)	$—	$—
Total Depreciation in Other Financial Instruments(a)	$(783,924)	$(783,924)	$—	$—

(a) Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2013:

Futures contracts	$96,297

The following summarizes the volume of the Fund’s futures contracts and commodity swaps activity during the nine months ended September 30, 2013:

	Futures
	Contracts	Commodity Swaps

Average Notional Balance - Long	$30,888,416	$3,625,441
Average Notional Balance - Short	(6,307,709)	(1,385,831)
Ending Notional Balance - Long	35,410,272	—
Ending Notional Balance - Short	(7,811,386)	—

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

On April 22, 2013, the Fund’s Board of Directors approved Morgan Stanley & Co. LLC to serve as the Fund’s FCM for the purpose of trading in commodities and commodity futures contracts, options therein, and interests therein (including, without limitation, exchange for physical transactions, exchange for swap transactions, block trades and other cleared derivative transactions).

Commodity swaps: The Fund utilizes swaps on commodity futures in order to gain exposure to the underlying commodities markets. Swap values are based on the values of underlying futures contracts, using the settlement price from the principal exchange on which the contract is traded.

Upon entering into a swap, the Fund is required to post an initial margin (referred to as “Independent Amount”, as defined in the swap agreement). Independent amounts are posted to a segregated account at the Fund’s custodian. The Fund is required to post additional collateral to the segregated account, for the benefit of the counterparty, as applicable, for mark-to-market losses on swaps.

Daily movement of collateral is subject to minimum threshold amounts.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts to allow the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

Cohen & Steers Real Assets Fund, Inc.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s activities in commodity swaps are concentrated with one counterparty. Counterparty credit risk may be mitigated to the extent the counterparty posts collateral for mark-to-market gains to the Fund.

At September 30, 2013, the Fund did not have any open commodity swaps.

Options: The Fund may purchase call or put options. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Note 3.   Income Tax Information

As of September 30, 2013, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$97,131,708
Gross unrealized appreciation	$3,000,253
Gross unrealized depreciation	(2,261,236)
Net unrealized appreciation	$739,017

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 26, 2013